Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (338,790)	$ (83,815)	$ (65,801)
Other comprehensive income (loss):
Foreign currency translation adjustment	37	(35)	(1)
Unrealized gain (loss) on marketable securities	313	7	(30)
Total comprehensive loss	$ (338,440)	$ (83,843)	$ (65,832)